Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
(In thousands)	2012	2011	2010
Current income tax expense:
Puerto Rico	$108,090	$107,343	$119,729
Federal and States	998	1,722	628
Subtotal	109,088	109,065	120,357
Deferred income tax (benefit) expense:
Puerto Rico	(138,632)	(99,636)	(510)
Federal and States	3,141	2,211	(11,617)
Adjustment for enacted changes in income tax laws	-	103,287	-
Subtotal	(135,491)	5,862	(12,127)
Total income tax (benefit) expense	$(26,403)	$114,927	$108,230

Schedule Of Deferred Tax Assets And Liabilities Table Text Block
(In thousands)	2012	2011
Deferred tax assets:
Tax credits available for carryforward	$2,666	$3,459
Net operating loss and other carryforward available	1,201,174	1,174,488
Postretirement and pension benefits	97,276	104,663
Deferred loan origination fees	6,579	6,788
Allowance for loan losses	592,664	605,105
Deferred gains	10,528	11,763
Accelerated depreciation	6,699	5,527
Intercompany deferred gains	3,891	4,344
Other temporary differences	31,864	27,341
Total gross deferred tax assets	1,953,341	1,943,478
Deferred tax liabilities:
Differences between the assigned values and the tax basis of assets and liabilities
recognized in purchase business combinations	37,281	32,293
Difference in outside basis between financial and tax reporting on sale of a business	6,400	20,721
FDIC-assisted transaction	53,351	142,000
Unrealized net gain on trading and available-for-sale securities	51,002	73,991
Deferred loan origination costs	3,459	4,277
Other temporary differences	10,142	6,187
Total gross deferred tax liabilities	161,635	279,469
Valuation allowance	1,260,542	1,259,358
Net deferred tax asset	$531,164	$404,651

Summary of Operating Loss Carryforwards [Table Text Block]
(In thousands)
2013	$1,447
2016	7,263
2017	8,542
2018	15,505
2019	230
2021	76
2022	971
2023	1,248
2027	65,165
2028	510,675
2029	195,014
2030	193,707
2031	136,657
2032	25,914
$1,162,414

Summary Of Income Tax Contingencies Text Block
(In millions)
Balance at January 1, 2011	$26.3
Additions for tax positions related to 2011	3.7
Additions for tax positions taken in prior years	2.1
Reduction as a result of lapse of statute of limitations	(6.0)
Reduction as a result of settlements	(6.6)
Balance at December 31, 2011	$19.5
Additions for tax positions related to 2012	1.1
Reduction for tax positions of current year	(0.2)
Reduction as a result of lapse of statute of limitations	(6.3)
Reduction for tax positions of prior years	(0.7)
Balance at December 31, 2012	$13.4

PUERTO RICO
Schedule Of Effective Income Tax Rate Reconciliation Table Text Block
	2012		2011		2010
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$65,662	30%	$79,876	30%	$100,586	41%
Benefit of net tax exempt interest income	(25,540)	(12)	(31,379)	(12)	(7,799)	(3)
Effect of income subject to preferential
tax rate [1]	(78,132)	(36)	(1,852)	(1)	(143,844)	(59)
Deferred tax asset valuation allowance	166	-	7,192	3	143,754	59
Non-deductible expenses	23,093	11	21,756	8	28,130	11
Difference in tax rates due to multiple
jurisdictions	(6,034)	(3)	(8,555)	(3)	13,908	6
Initial adjustment in deferred tax due to
change in tax rate	-	-	103,287	39	-	-
Recognition of tax benefits from previous
years [2]	-	-	(53,615)	(20)	0	0
Unrecognized tax benefits	(8,985)	(4)	(5,160)	(2)	-	-
Others	3,367	2	3,377	1	(26,505)	(11)
Income tax (benefit) expense	$(26,403)	(12)%	$114,927	43%	$108,230	44%

	2012		2011		2010
(In thousands)	Amount	% of pre-tax income	Amount	% of pre-tax income	Amount	% of pre-tax income
Computed income tax at statutory rates	$65,662	30%	$79,876	30%	$100,586	41%
Benefit of net tax exempt interest income	(25,540)	(12)	(31,379)	(12)	(7,799)	(3)
Effect of income subject to preferential
tax rate [1]	(78,132)	(36)	(1,852)	(1)	(143,844)	(59)
Deferred tax asset valuation allowance	166	-	7,192	3	143,754	59
Non-deductible expenses	23,093	11	21,756	8	28,130	11
Difference in tax rates due to multiple
jurisdictions	(6,034)	(3)	(8,555)	(3)	13,908	6
Initial adjustment in deferred tax due to
change in tax rate	-	-	103,287	39	-	-
Recognition of tax benefits from previous
years [2]	-	-	(53,615)	(20)	0	0
Unrecognized tax benefits	(8,985)	(4)	(5,160)	(2)	-	-
Others	3,367	2	3,377	1	(26,505)	(11)
Income tax (benefit) expense	$(26,403)	(12)%	$114,927	43%	$108,230	44%